STATEMENTS OF OPERATIONS - USD ($)		1 Months Ended	4 Months Ended
		Mar. 31, 2026	Jun. 30, 2026
Income Statement [Abstract]
Formation, general, and administrative costs		$ 18,856	$ 55,956
Net loss		$ (18,856)	$ (55,956)
Weighted average ordinary shares outstanding, Basic	[1],[2]	3,533,333	3,533,333
Weighted average ordinary shares outstanding, Diluted	[1],[2]	3,533,333	3,533,333
Net loss per ordinary share, Basic		$ (0.01)	$ (0.02)
Net loss per ordinary share, Diluted		$ (0.01)	$ (0.02)

[1]	Excludes an aggregate of up to 500,000 ordinary shares subject to forfeiture if the over-allotment is not exercised in full or in part by the underwriter (See Notes 5 and 7).
[2]	On June 29, 2026, the Company effected a 1 for 1.33333 share split of the founder shares and EBC founder shares, resulting in the Sponsor holding an aggregate of 3,833,333 founder shares, and EBC holding 266,667 EBC founder shares. On the same day, EBC agreed to forfeit and cancel 66,667 EBC founder shares. All share and per share data has been retrospectively presented.